SEGMENTS	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
Accounting for the anticipated exit from the Fresh Vegetables division, Dole has the following three reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – EMEA and Diversified Fresh Produce – Americas & ROW. The Company’s reportable segments are based on (i) financial information reviewed by the CODM, defined as the CEO and COO, (ii) internal management and related reporting structures and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: The Fresh Fruit reportable segment primarily sells bananas, pineapples and plantains which are sourced from local growers or Dole-owned and leased farms, predominately located in Latin America, and sold throughout North America, Europe, Latin America and Asia. This segment also operates a commercial cargo business, which offers available capacity to transport third party cargo on company-owned vessels that are primarily used internally for transporting bananas and pineapples between Latin America, North America and Europe.
Diversified Fresh Produce – EMEA: The Diversified Fresh Produce – EMEA reportable segment includes Dole’s Irish, Dutch, Spanish, Portuguese, French, Italian, U.K., Swedish, Danish, South African, Czech, Slovakian, Polish, German and Brazilian businesses, the majority of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: The Diversified Fresh Produce – Americas & ROW reportable segment includes Dole’s U.S., Canadian, Mexican, Chilean, Peruvian and Argentinian businesses, all of which market globally and locally-sourced fresh produce, including avocados, kiwis, apples, berries and cherries, from third-party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Segment performance is evaluated based on a variety of factors, of which revenue and adjusted earnings before interest expense, income taxes and depreciation and amortization (“Adjusted EBITDA”) are the financial measures regularly reviewed by the CODM. The CODM uses Revenue and Adjusted EBITDA in assessing the performance of each segment. Revenue and Adjusted EBITDA are used to monitor budget versus actual operating results to evaluate the performance of a segment, make decisions on capital and operating funding, consider opportunities to increase profitability and establish management’s compensation. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
All transactions between reportable segments are eliminated in consolidation. Segment results for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 have been updated to remove the discontinued operations of the Fresh Vegetables division, and corporate costs previously allocated to the Fresh Vegetables reportable segment have been reallocated to the remaining reportable segments.
Adjusted EBITDA is reconciled below to net income by (1) adding the income or subtracting the loss from discontinued operations, net of income taxes; (2) subtracting the income tax expense or adding the income tax benefit; (3) subtracting interest expense; (4) subtracting depreciation charges; (5) subtracting amortization charges on intangible assets; (6) subtracting mark to market losses or adding mark to market gains related to unrealized impacts from certain derivative instruments and foreign currency denominated borrowings, realized impacts on noncash settled foreign currency denominated borrowings, net foreign currency impacts on liquidated entities and fair value movements on contingent consideration; (7) subtracting impairment charges on goodwill; (8) other items which are separately stated based on materiality, which, during the years ended December 31, 2024, December 31, 2023 and December 31, 2022, included adding or subtracting asset write-downs from extraordinary events, net of insurance proceeds, adding the gain or subtracting the loss on the sale of investments accounted for under the equity method, adding the gain or subtracting the loss on the disposal of business interests, adding the gain or subtracting the loss on asset sales for assets held for sale and actively marketed property, subtracting impairment charges on property, plant and equipment, subtracting restructuring charges and costs for legal matters not in the ordinary course of business, subtracting costs incurred for the cyber-related incident and subtracting the incremental costs from the fair value uplift for biological assets related to the acquisition of Legacy Dole; and (9) the Company’s share of these items from equity method investments.
The following tables provide revenue, other segment items and Adjusted EBITDA by reportable segment:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

Segment Revenue	(U.S. Dollars in thousands)
Fresh Fruit	$3,293,527	$3,135,866	$3,047,149
Diversified Fresh Produce – EMEA	3,608,692	3,432,945	3,152,561
Diversified Fresh Produce – Americas & ROW	1,686,281	1,800,168	1,965,667
Total segment revenue	8,588,500	8,368,979	8,165,377
Intersegment revenue	(113,157)	(123,711)	(140,974)
Total consolidated revenue, net	$8,475,343	$8,245,268	$8,024,403

Segment Adjusted EBITDA:[1]
Fresh Fruit	$214,848	$208,930	$205,547
Diversified Fresh Produce – EMEA	131,504	133,570	111,053
Diversified Fresh Produce – Americas & ROW	45,851	42,618	43,796
Adjustments:
Income tax (expense) benefit	(75,649)	(43,591)	25,603
Interest expense	(72,264)	(81,113)	(56,371)
Depreciation	(91,262)	(93,970)	(98,703)
Amortization of intangible assets	(7,556)	(10,198)	(10,893)
Mark to market gains (losses)	10,139	(2,524)	(3,049)
Gain on asset sales	125	52,495	10,316
Incremental charges on biological assets and inventory related to acquisition of Legacy Dole	—	—	(41,145)
Gain on disposal of businesses	76,417	—	192
Cyber-related incident	—	(5,321)	—
Impairment of goodwill	(36,684)	—	—
Other items	1,686	(2,918)	39
Items in equity method earnings:
Dole’s share of depreciation	(6,397)	(7,224)	(8,073)
Dole’s share of amortization	(2,201)	(2,513)	(2,542)
Dole’s share of income tax expense	(4,858)	(5,826)	(5,623)
Dole’s share of interest expense	(3,806)	(5,348)	(1,731)
Dole’s share of other items	(7,594)	460	(186)
Income from continuing operations	172,299	177,527	168,230
Loss from discontinued operations, net of income taxes	(28,880)	(21,818)	(56,447)
Net income	$143,419	$155,709	$111,783
[1] The difference between Segment Revenue and Segment Adjusted EBITDA is other segment items for each segment. Other segment items for each segment include the following: 1) cost of sales, inclusive of intersegment amounts and exclusive of depreciation and mark-to-market activity as defined above; 2) selling, marketing, general and administrative expenses, exclusive of depreciation, amortization, and extraordinary restructuring and legal costs; 3) gain on asset sales for disposals of property, plant and equipment that do not qualify as assets held for sale or actively marketed property; 4) impairment and asset write-downs of property, plant and equipment that are not extraordinary in nature; 5) other income (expense), exclusive of mark-to-market activity as defined above; 6) interest income; and 7) equity method earnings, exclusive of the Company’s share of depreciation, amortization, income taxes, interest and other items. Other segment items are not regularly provided to and not regularly reviewed by the CODM. The CODM uses budgeted, forecasted and consolidated expense information when reviewing performance. In the years ended December 31, 2024, December 31, 2023 and December 31, 2022, Fresh Fruit other segment items were $3.1 billion, $2.9 billion and $2.8 billion, respectively. In the years ended December 31, 2024, December 31, 2023 and December 31, 2022, Diversified Fresh Produce – EMEA
other segment items were $3.5 billion, $3.3 billion and $3.0 billion, respectively. In the years ended December 31, 2024, December 31, 2023 and December 31, 2022, Diversified Fresh Produce – Americas & ROW other segment items were $1.6 billion, $1.8 billion and $1.9 billion, respectively.
Country of Domicile and Geographic Disclosures
The Company is headquartered and domiciled in Ireland. Revenue by geographic location based on the end customer for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 was as follows:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
United States	$2,948,843	$3,189,105	$3,272,943
U.K.	938,389	858,652	782,497
Spain	686,951	659,072	615,417
Sweden	618,443	598,801	574,682
Ireland	474,745	445,395	394,981
Other	2,807,972	2,494,243	2,383,883
Total revenue, net	$8,475,343	$8,245,268	$8,024,403
Long-lived assets are comprised of property, plant and equipment, net. Long-lived assets by geographic location as of December 31, 2024 and December 31, 2023 were as follows:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Vessels and containers on-the-water or in-transit	$241,713	$191,561
Costa Rica	238,845	252,287
Chile	108,159	102,145
Honduras	104,941	106,061
United States	96,150	145,329
Ecuador	84,741	86,680
U.K.	41,562	42,637
Sweden	29,539	31,218
Czech Republic	28,983	34,051
Spain	25,555	25,344
Denmark	21,767	24,676
Ireland	20,800	23,894
Other	39,301	36,351
Total long-lived assets	$1,082,056	$1,102,234